Non-trading securities - Additional Information (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 138,231	¥ 525,965
Non-trading securities realized gain	4,405	12,050
Non-trading securities realized loss	81	1,134
Total proceeds received from disposals	142,554	536,881
Total number of non-trading securities that are in an unrealized loss positions	60	80
Other-than-temporary impairment loss recognized for non-trading debt securities	79	4,900
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities	25
Other-than-temporary impairment loss recognized within other comprehensive income (loss)	¥ (55)	¥ 7